Related Party Transactions - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Related Party Transactions [Line Items]
Interest paid on loan			$ 973	$ 503
SALP
Related Party Transactions [Line Items]
Interest expense	$ 1,054	$ 311	2,091	619
Interest paid on loan		$ 252	973	$ 503
Legal expenses	$ 145		$ 145